LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.47%
Aerospace & Defense–8.41%
†Axon Enterprise, Inc.	35,611	$15,123,636
BWX Technologies, Inc.	10,577	2,162,891
Carpenter Technology Corp.	4,900	1,931,335
Curtiss-Wright Corp.	3,036	2,067,880
FTAI Aviation Ltd.	48,958	11,994,710
HEICO Corp.	48,867	13,399,331
Howmet Aerospace, Inc.	183,900	42,381,594
†Karman Holdings, Inc.	28,822	2,307,201
†Kratos Defense & Security Solutions, Inc.	14,798	1,043,407
Leonardo DRS, Inc.	29,500	1,313,340
†Loar Holdings, Inc.	28,610	1,639,067
†Rocket Lab Corp.	191,854	12,320,864
†StandardAero, Inc.	71,248	1,840,336
		109,525,592
Air Freight & Logistics–0.11%
†GXO Logistics, Inc.	28,400	1,472,540
		1,472,540
Banks–0.19%
East West Bancorp, Inc.	22,756	2,429,431
		2,429,431
Beverages–0.27%
†Celsius Holdings, Inc.	98,789	3,505,034
		3,505,034
Biotechnology–5.05%
†Alnylam Pharmaceuticals, Inc.	55,913	18,499,934
†Argenx SE ADR	3,708	2,707,767
†Ascendis Pharma AS ADR	7,192	1,645,026
†BeOne Medicines Ltd. ADR	5,506	1,635,117
†Insmed, Inc.	81,758	13,369,068
†Ionis Pharmaceuticals, Inc.	63,862	4,795,398
†Kymera Therapeutics, Inc.	32,157	2,678,356
†Natera, Inc.	64,379	12,875,156
†Nuvalent, Inc. Class A	13,400	1,372,830
†Revolution Medicines, Inc.	17,811	1,732,120
†Summit Therapeutics, Inc.	61,900	1,173,624
†United Therapeutics Corp.	2,100	1,245,258
†Vaxcyte, Inc.	35,152	2,042,683
		65,772,337
Broadline Retail–0.87%
†Coupang, Inc.	425,073	8,025,378
eBay, Inc.	19,054	1,734,295
†Ollie's Bargain Outlet Holdings, Inc.	16,369	1,506,603
		11,266,276
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Building Products–0.39%
AAON, Inc.	13,414	$1,110,008
Lennox International, Inc.	8,513	3,951,139
		5,061,147
Capital Markets–5.69%
Ameriprise Financial, Inc.	41,617	18,494,595
ARES Management Corp. Class A	51,653	5,635,342
Bank of New York Mellon Corp.	60,715	7,202,620
†Coinbase Global, Inc. Class A	10,223	1,785,038
Interactive Brokers Group, Inc. Class A	60,507	4,058,205
Invesco Ltd.	69,348	1,684,463
Lazard, Inc.	33,463	1,421,508
LPL Financial Holdings, Inc.	40,611	12,217,007
MSCI, Inc.	19,978	10,768,342
†Robinhood Markets, Inc. Class A	53,263	3,691,126
StepStone Group, Inc. Class A	23,296	1,111,685
Stifel Financial Corp.	19,222	1,420,890
TPG, Inc.	31,737	1,285,666
Tradeweb Markets, Inc. Class A	28,107	3,307,070
		74,083,557
Chemicals–0.19%
Sensient Technologies Corp.	13,328	1,152,072
Solstice Advanced Materials, Inc.	16,942	1,290,303
		2,442,375
Commercial Services & Supplies–0.60%
GFL Environmental, Inc.	25,770	1,075,124
Tetra Tech, Inc.	45,364	1,366,364
Veralto Corp.	60,559	5,354,627
		7,796,115
Communications Equipment–0.26%
†Lumentum Holdings, Inc.	2,769	1,945,942
†Viavi Solutions, Inc.	42,099	1,401,055
		3,346,997
Construction & Engineering–4.12%
†API Group Corp.	38,113	1,544,339
Comfort Systems USA, Inc.	16,380	22,587,856
Quanta Services, Inc.	53,860	29,570,217
		53,702,412
Consumer Finance–0.10%
SLM Corp.	61,614	1,319,156
		1,319,156
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–1

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Staples Distribution & Retail–1.63%
†BJ's Wholesale Club Holdings, Inc.	21,396	$2,105,795
Casey's General Stores, Inc.	4,184	3,045,366
Dollar General Corp.	13,499	1,602,736
†Performance Food Group Co.	20,220	1,732,045
†Sprouts Farmers Market, Inc.	39,816	3,071,008
†U.S. Foods Holding Corp.	104,378	9,624,696
		21,181,646
Containers & Packaging–0.10%
Packaging Corp. of America	6,119	1,298,574
		1,298,574
Diversified Consumer Services–0.20%
†Bright Horizons Family Solutions, Inc.	14,729	1,209,693
Service Corp. International	16,192	1,336,002
		2,545,695
Diversified Telecommunication Services–0.43%
†AST SpaceMobile, Inc.	66,457	5,507,292
†=πSocure, Inc.	14,128	141,845
		5,649,137
Electric Utilities–1.03%
IDACORP, Inc.	13,250	1,894,352
NRG Energy, Inc.	78,804	11,516,417
		13,410,769
Electrical Equipment–4.16%
†Bloom Energy Corp. Class A	10,196	1,381,456
Hubbell, Inc.	5,324	2,612,700
†Nextpower, Inc. Class A	11,029	1,329,546
nVent Electric PLC	17,686	2,091,900
Rockwell Automation, Inc.	4,179	1,499,760
Vertiv Holdings Co. Class A	176,106	44,128,641
†Vicor Corp.	7,301	1,175,461
		54,219,464
Electronic Equipment, Instruments & Components–1.66%
Badger Meter, Inc.	5,220	795,267
Belden, Inc.	18,924	2,173,043
CDW Corp.	13,588	1,644,420
†Celestica, Inc.	12,169	3,427,764
†Coherent Corp.	8,559	2,038,839
†Fabrinet	4,061	2,117,893
TD SYNNEX Corp.	26,913	4,540,492
TE Connectivity PLC	8,801	1,839,585
†Teledyne Technologies, Inc.	2,766	1,673,457
†Zebra Technologies Corp. Class A	6,622	1,384,528
		21,635,288
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.23%
TechnipFMC PLC	43,683	$3,019,806
		3,019,806
Entertainment–3.27%
†Liberty Media Corp.-Liberty Formula One Class C	36,002	3,060,890
†Live Nation Entertainment, Inc.	80,616	12,294,746
†ROBLOX Corp. Class A	283,741	16,048,391
†Roku, Inc.	12,633	1,195,335
†Take-Two Interactive Software, Inc.	22,614	4,466,265
TKO Group Holdings, Inc.	27,446	5,534,486
		42,600,113
Financial Services–2.23%
†Affirm Holdings, Inc.	63,171	2,894,495
†Block, Inc.	113,307	6,818,815
†Corpay, Inc.	35,024	10,191,634
Global Payments, Inc.	17,420	1,172,366
†=πIcapital, Inc.	89,535	1,522,095
†Rocket Cos., Inc. Class A	95,862	1,366,034
†Toast, Inc. Class A	190,740	5,056,517
		29,021,956
Food Products–0.15%
†Freshpet, Inc.	11,700	689,832
McCormick & Co., Inc.	25,171	1,269,625
		1,959,457
Ground Transportation–0.39%
Old Dominion Freight Line, Inc.	11,669	2,280,123
†XPO, Inc.	14,262	2,774,672
		5,054,795
Health Care Equipment & Supplies–3.48%
†Dexcom, Inc.	162,626	10,212,913
†Glaukos Corp.	12,865	1,385,046
†IDEXX Laboratories, Inc.	39,224	22,039,573
†Insulet Corp.	32,266	6,770,697
†Medline, Inc. Class A	29,276	1,302,782
ResMed, Inc.	16,139	3,622,883
		45,333,894
Health Care Providers & Services–4.26%
†BrightSpring Health Services, Inc.	54,695	2,330,554
Cardinal Health, Inc.	63,186	13,351,834
Cencora, Inc.	88,599	27,832,490
Encompass Health Corp.	37,702	3,646,914
†Guardant Health, Inc.	14,479	1,337,425
†HealthEquity, Inc.	11,600	969,412
Quest Diagnostics, Inc.	9,397	1,841,624
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–2

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
†RadNet, Inc.	18,008	$1,006,467
†Tenet Healthcare Corp.	16,969	3,202,220
		55,518,940
Health Care REITs–0.12%
Ventas, Inc.	19,070	1,559,545
		1,559,545
Health Care Technology–0.83%
†Doximity, Inc. Class A	50,710	1,181,543
†Veeva Systems, Inc. Class A	46,235	8,121,640
†Waystar Holding Corp.	60,494	1,458,510
		10,761,693
Hotels, Restaurants & Leisure–10.50%
Carnival Corp.	119,851	3,101,744
†Cava Group, Inc.	21,766	1,760,869
Churchill Downs, Inc.	18,718	1,681,438
Darden Restaurants, Inc.	59,952	11,752,990
Domino's Pizza, Inc.	8,405	3,015,630
†DraftKings, Inc. Class A	62,614	1,353,715
†Dutch Bros, Inc. Class A	109,701	5,557,453
Expedia Group, Inc.	57,725	13,328,125
†Flutter Entertainment PLC	11,447	1,167,022
Hilton Worldwide Holdings, Inc.	94,556	28,752,588
Hyatt Hotels Corp. Class A	9,500	1,366,005
Las Vegas Sands Corp.	103,953	5,600,988
†Planet Fitness, Inc. Class A	52,530	3,907,181
Royal Caribbean Cruises Ltd.	116,489	32,055,443
Texas Roadhouse, Inc.	27,340	4,514,928
†Viking Holdings Ltd.	96,688	7,104,634
Wingstop, Inc.	18,258	2,829,442
Yum! Brands, Inc.	50,239	7,811,160
		136,661,355
Household Durables–0.88%
†SharkNinja, Inc.	26,182	2,772,674
Somnigroup International, Inc.	100,800	7,451,136
†TopBuild Corp.	3,555	1,248,871
		11,472,681
Independent Power and Renewable Electricity Producers–1.76%
Vistra Corp.	152,147	22,872,259
		22,872,259
Insurance–0.66%
Allstate Corp.	6,618	1,372,176
Arthur J Gallagher & Co.	12,349	2,674,547
Globe Life, Inc.	18,708	2,603,592
Hanover Insurance Group, Inc.	11,558	2,003,579
		8,653,894
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services–0.64%
†Reddit, Inc. Class A	61,493	$8,280,032
		8,280,032
IT Services–2.88%
†Cloudflare, Inc. Class A	131,508	27,135,361
†DigitalOcean Holdings, Inc.	24,935	2,138,924
†GoDaddy, Inc. Class A	35,354	2,922,715
†MongoDB, Inc.	5,168	1,264,972
†Okta, Inc.	33,299	2,620,964
†Twilio, Inc. Class A	11,200	1,409,184
		37,492,120
Life Sciences Tools & Services–0.63%
†Charles River Laboratories International, Inc.	6,465	1,115,213
†Medpace Holdings, Inc.	9,292	4,461,926
†Mettler-Toledo International, Inc.	1,082	1,364,618
†Repligen Corp.	10,727	1,263,855
		8,205,612
Machinery–0.95%
Esab Corp.	18,338	1,772,551
JBT Marel Corp.	10,216	1,306,320
†Middleby Corp.	11,683	1,548,932
Mueller Industries, Inc.	12,830	1,421,564
†RBC Bearings, Inc.	5,881	3,194,089
†Symbotic, Inc.	29,719	1,581,051
Westinghouse Air Brake Technologies Corp.	6,266	1,565,936
		12,390,443
Metals & Mining–0.62%
Anglogold Ashanti PLC	21,000	2,044,560
Kinross Gold Corp.	71,610	2,185,537
†MP Materials Corp.	19,944	962,498
Steel Dynamics, Inc.	16,184	2,913,120
		8,105,715
Oil, Gas & Consumable Fuels–4.47%
Cameco Corp.	19,978	2,169,811
Cheniere Energy, Inc.	42,513	12,063,489
Diamondback Energy, Inc.	9,256	1,830,744
EQT Corp.	21,360	1,359,350
HF Sinclair Corp.	23,085	1,440,273
Ovintiv, Inc.	33,789	2,005,715
Permian Resources Corp. Class A	77,779	1,658,248
Targa Resources Corp.	100,713	25,251,771
Texas Pacific Land Corp.	18,551	8,803,563
†Uranium Energy Corp.	115,468	1,558,818
		58,141,782
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–3

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Paper & Forest Products–0.08%
Louisiana-Pacific Corp.	14,717	$1,070,662
		1,070,662
Passenger Airlines–0.11%
†United Airlines Holdings, Inc.	16,088	1,481,222
		1,481,222
Personal Care Products–0.24%
†elf Beauty, Inc.	15,299	927,272
Estee Lauder Cos., Inc. Class A	30,579	2,194,655
		3,121,927
Pharmaceuticals–0.12%
†Elanco Animal Health, Inc.	63,798	1,526,686
		1,526,686
Professional Services–2.46%
Booz Allen Hamilton Holding Corp.	53,598	4,182,252
Broadridge Financial Solutions, Inc.	40,829	6,633,896
†CACI International, Inc. Class A	3,000	1,631,610
Equifax, Inc.	6,293	1,133,180
†ExlService Holdings, Inc.	26,600	809,970
Paychex, Inc.	21,865	2,014,204
†Paylocity Holding Corp.	18,201	1,966,436
UL Solutions, Inc. Class A	69,831	5,985,215
Verisk Analytics, Inc.	40,247	7,636,868
		31,993,631
Real Estate Management & Development–0.22%
†CBRE Group, Inc. Class A	21,557	2,920,111
		2,920,111
Retail REITs–0.56%
Simon Property Group, Inc.	38,946	7,264,597
		7,264,597
Semiconductors & Semiconductor Equipment–3.94%
†Astera Labs, Inc.	59,896	6,564,602
†Credo Technology Group Holding Ltd.	12,806	1,202,099
Entegris, Inc.	11,478	1,345,681
†Impinj, Inc.	7,300	749,710
†Lattice Semiconductor Corp.	49,753	4,615,088
†MACOM Technology Solutions Holdings, Inc.	9,600	2,131,872
Monolithic Power Systems, Inc.	21,654	23,675,401
†Onto Innovation, Inc.	10,275	2,107,094
†Rambus, Inc.	20,404	1,755,356
†SiTime Corp.	4,500	1,554,075
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Teradyne, Inc.	6,856	$2,032,530
†Tower Semiconductor Ltd.	20,524	3,601,551
		51,335,059
Software–6.15%
†Appfolio, Inc. Class A	8,550	1,349,361
†=πCanva, Inc.	607	908,327
†=πDatabricks, Inc.	29,136	5,535,840
†Datadog, Inc. Class A	116,902	13,800,281
†Descartes Systems Group, Inc.	12,466	892,067
†Dynatrace, Inc.	116,307	4,301,033
†Elastic NV	18,674	933,513
†Fair Isaac Corp.	8,884	9,484,025
Gen Digital, Inc.	53,496	1,007,330
†Guidewire Software, Inc.	29,526	4,415,909
†HubSpot, Inc.	22,170	5,411,697
InterDigital, Inc.	9,652	2,914,904
†JFrog Ltd.	22,081	1,036,261
†Manhattan Associates, Inc.	14,788	1,968,579
†Nutanix, Inc. Class A	48,648	1,849,110
Pegasystems, Inc.	22,400	953,344
†Procore Technologies, Inc.	52,223	2,976,711
†PTC, Inc.	10,474	1,492,440
†Rubrik, Inc. Class A	39,525	1,935,539
†Samsara, Inc. Class A	166,404	5,273,343
†=πSnyk Ltd.	62,548	302,107
†Tyler Technologies, Inc.	11,303	3,869,921
†Zscaler, Inc.	53,066	7,444,629
		80,056,271
Specialized REITs–0.59%
Iron Mountain, Inc.	19,491	1,990,811
Lamar Advertising Co. Class A	45,275	5,734,531
		7,725,342
Specialty Retail–5.17%
†AutoZone, Inc.	451	1,523,379
†Boot Barn Holdings, Inc.	9,715	1,421,887
†Burlington Stores, Inc.	34,519	11,231,792
†Carvana Co.	66,853	21,017,246
†Chewy, Inc. Class A	53,440	1,442,880
Ross Stores, Inc.	45,585	9,875,079
Tractor Supply Co.	223,281	10,114,629
†Ulta Beauty, Inc.	8,814	4,607,166
†Valvoline, Inc.	101,865	3,430,813
†Wayfair, Inc. Class A	13,555	1,019,472
Williams-Sonoma, Inc.	9,261	1,688,558
		67,372,901
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–4

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.66%
†Everpure, Inc. Class A	108,257	$6,391,493
Seagate Technology Holdings PLC	5,472	2,143,711
		8,535,204
Textiles, Apparel & Luxury Goods–1.49%
†Amer Sports, Inc.	59,401	1,955,481
†Birkenstock Holding PLC	26,200	938,746
†On Holding AG Class A	71,145	2,420,353
Ralph Lauren Corp.	13,548	4,660,376
Tapestry, Inc.	66,953	9,447,738
		19,422,694
Trading Companies & Distributors–2.27%
Applied Industrial Technologies, Inc.	6,419	1,703,089
†Core & Main, Inc. Class A	31,706	1,566,276
Fastenal Co.	347,534	16,125,577
Ferguson Enterprises, Inc.	13,622	3,177,468
WW Grainger, Inc.	6,423	7,006,273
		29,578,683
Total Common Stock (Cost $964,730,317)		1,282,174,624
CONVERTIBLE PREFERRED STOCKS–1.37%
†=πCanva, Inc. Series A	36	53,871
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
†=πCanva, Inc. Series A3	1	$1,496
†=πDatabricks, Inc. Series F	61,884	11,757,960
†=πDatabricks, Inc. Series G	6,699	1,272,810
†=πDatabricks, Inc. Series H	16,050	3,049,500
†=πDataRobot, Inc. Series G	43,773	48,150
†=πRappi, Inc. Series E	27,648	491,305
†=πSnyk Ltd. Series F	104,823	506,295
†=πSocure, Inc. Series A	17,170	172,387
†=πSocure, Inc. Series A1	14,092	141,484
†=πSocure, Inc. Series B	255	2,560
†=πSocure, Inc. Series E	32,664	327,947
Total Convertible Preferred Stocks (Cost $7,900,645)		17,825,765

MONEY MARKET FUND–0.21%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	2,801,586	2,801,586
Total Money Market Fund (Cost $2,801,586)		2,801,586

TOTAL INVESTMENTS–100.05% (Cost $975,432,548)	1,302,801,975
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.05%)	(707,959)
NET ASSETS APPLICABLE TO 46,186,866 SHARES OUTSTANDING–100.00%	$1,302,094,016

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $26,235,979, which represented 2.01% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP T. Rowe Price Structured Mid-Cap Growth Fund–5

LVIP T. Rowe Price Structured Mid-Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$1,034,657	$908,327
Canva, Inc. Series A	11/4/2021	61,371	53,871
Canva, Inc. Series A3	11/4/2021	1,705	1,496
Databricks, Inc.	7/24/2020	466,419	5,535,840
Databricks, Inc. Series F	10/22/2019	885,940	11,757,960
Databricks, Inc. Series G	2/1/2021	396,063	1,272,810
Databricks, Inc. Series H	9/1/2021	1,179,420	3,049,500
DataRobot, Inc. Series G	6/11/2021	1,197,647	48,150
Icapital, Inc.	3/14/2025	1,253,463	1,522,095
Rappi, Inc. Series E	9/8/2020	1,651,858	491,305
Snyk Ltd.	9/3/2021	897,220	302,107
Snyk Ltd. Series F	9/3/2021	1,495,342	506,295
Socure, Inc.	12/22/2021	227,017	141,845
Socure, Inc. Series A	12/22/2021	275,898	172,387
Socure, Inc. Series A1	12/22/2021	226,439	141,484
Socure, Inc. Series B	12/22/2021	4,097	2,560
Socure, Inc. Series E	10/27/2021	524,865	327,947
Total		$11,779,421	$26,235,979

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
LVIP T. Rowe Price Structured Mid-Cap Growth Fund–6